Investment Objectives and Goals	Jan. 31, 2026
Vest 2 Year Interest Rate Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Vest 2 Year Interest Rate Hedge ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vest 2 Year Interest Rate Hedge ETF (the “Fund”) seeks to provide a hedge against, and generate capital appreciation from, rising 2-year interest rates.
Vest 10 Year Interest Rate Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Vest 10 Year Interest Rate Hedge ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vest 10 Year Interest Rate Hedge ETF (the “Fund”) seeks to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates.